Premises and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 69,374	$ 63,680
Land Held For Future Branch Expansion [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,419	$ 2,419